Warrants - Assumptions (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2019 $ / shares
Share price per share	$ 2.08
Risk free interest rate	0.91%
Expected life	1 year 135 days 1 hour 12 minutes
Expected volatility of underlying stock	459.00%
Expected dividend rate	0.00%
Maximum[Member]
Exercise price	$ 4.60
Minimum [Member]
Exercise price	$ 4.00